DEPOSITS DUE FROM A THIRD PARTY (Details)	1 Months Ended
	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
DEPOSITS DUE FROM A THIRD PARTY
Deposit due from a third party | $			$ 2,739,989	$ 2,816,941
Nanjing Yunbei
DEPOSITS DUE FROM A THIRD PARTY
Deposit due from a third party | $			$ 2,739,989	$ 2,816,941
Asset Merger Margin Custodian Agreement | Nanjing Yunbei
DEPOSITS DUE FROM A THIRD PARTY
Deposits made to a third party for future business combination	$ 2,554,539	¥ 20,000,000
Deposit to be made into custodian account | ¥		30,000,000
Remaining deposit to be made into custodian account | ¥		¥ 10,000,000
Deposit period	12 months	12 months